RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
RELATED PARTIES
NOTE 12: RELATED PARTIES
The related parties of the Group are predominately subsidiaries, joint operations, joint ventures, associates and key management personnel (see note 8.1) of the Group. Transactions between the parent company, its subsidiaries and joint operations are eliminated on consolidation and are not disclosed in this note. Related parties include the Significant Shareholder, which is a trust of which Mr. Lakshmi N. Mittal, Mrs. Usha Mittal and their children are the beneficiaries and which owns 37.4% of ArcelorMittal’s ordinary shares.
Transactions with related parties of the Company mainly relate to sales and purchases of raw materials and steel products and were as follows:
12.1 Sales and trade receivables

		Year Ended December 31,			December 31,
		Sales			Trade receivables
Related parties and their subsidiaries where applicable	Category	2019	2018	2017	2019	2018
Calvert	Joint Venture	2,518	2,207	2,030	5	33
Gonvarri Steel Industries [1]	Associate	1,728	2,022	1,666	42	78
ArcelorMittal CLN Distribuzione Italia S.r.l.	Joint Venture	483	511	472	57	38
Borçelik	Joint Venture	474	536	426	20	20
Bamesa	Associate	365	383	397	32	27
I/N Kote L.P.	Joint Venture	321	329	321	2	10
C.L.N. Coils Lamiere Nastri S.p.A.	Associate	247	265	233	10	6
AM RZK	Joint Venture	225	136	235	13	5
Aperam Société Anonyme ("Aperam")	Other	172	278	262	16	29
Tuper S.A.	Joint Venture	147	155	154	43	45
Tameh	Joint Venture	109	110	67	8	4
WDI [2]	Associate	105	148	127	1	1
Al Jubail	Joint Venture	25	115	66	—	1
Macsteel [3]	Other	—	470	521	—	2
Other		523	594	526	49	67
Total		7,442	8,259	7,503	298	366

1.	Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.

2.	WDI includes Westfälische Drahtindustrie Verwaltungsgesellschaft mbH & Co. KG and Westfälische Drahtindustrie GmbH.
3.
Macsteel was sold on October 31, 2018.
12.2 Purchases and trade payables

		Year Ended December 31,			December 31,
		Purchases			Trade payables
Related parties and their subsidiaries where applicable	Category	2019	2018	2017	2019	2018
Tameh	Joint Venture	273	344	286	22	2
Calvert	Joint Venture	127	107	65	41	23
CFL Cargo S.A.	Associate	63	59	60	17	9
Al Jubail	Joint Venture	53	42	2	4	22
Exeltium S.A.S.	Associate	52	54	53	—	—
Sitrel	Joint Venture	49	41	—	1	3
Aperam	Other	47	85	94	7	6
Baycoat Limited Partnership	Joint Venture	47	43	42	8	5
Gonvarri Steel Industries [1]	Associate	22	35	19	15	31
Baffinland [2]	Associate	16	28	142	1	16
Other		343	278	270	135	84
Total		1,092	1,116	1,033	251	201

1.	Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.
2.
Baffinland was classified as an associate as of October 31, 2017 (see note 2).
12.3 Other transactions with related parties
At December 31, 2019, subsequent to the ArcelorMittal's sale of a 50% controlling interest in Global Chartering to DryLog (see note 2.3.1), the Company signed a 10 year freight contract with Global Chartering, whereby ArcelorMittal agreed to provide cargo up to 16.8 million tonnes annually for shipping, representing 80% of the current capacity of Global Chartering. As of December 31, 2019, the Company also had an outstanding short-term loan of 127 granted to Global Chartering, which is expected to be repaid following the sale-and-lease back of three vessels owned by Global Chartering.

At December 31, 2019, the shareholder loans granted by the Company to Al Jubail, with various maturity dates, had a carrying value of 109 (see note 2.4.3).
As of December 3, 2014, ArcelorMittal Calvert LLC signed a member capital expenditure loan agreement with the joint venture Calvert and as of December 31, 2019, the loans amounted to 162 including accrued interest. The loans bear interest from 3% to 4.77% and have various maturity dates ranging from less than 1 to 25 years.
On November 8, 2019, Baffinland entered into an agreement with a bank to finance up to 6 million tonnes at 78% of the value of the iron ore produced and hauled to the port of Milne Inlet by Baffinland up to a limit of 450. ArcelorMittal's shared operator rights terminated on June 30, 2018 and the Company retained marketing rights until December 31, 2019. ArcelorMittal is working with Nunavut Iron Ore and Baffinland on this transition of the marketing activities.
Following the Indian Supreme Court ruling dated October 4, 2018, ArcelorMittal completed a series of payments to the financial creditors of KSS Petron to clear overdue debts (see note 4.6). AMNS India has the right to enforce the KSS Petron debt on behalf of the Company for an outstanding amount of 136 as of December 31, 2019.